Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 575,825.5		$ 551,919.8
Repurchase agreements collateralized by corporate bonds	1,229.6
Commercial paper	759.5		695.9
Agency bonds			776.0
Cash and cash equivalents	$ 577,814.6	$ 18,876.7	$ 553,391.7	$ 18,078.8	$ 541,253.8	$ 562,688.9